Goodwill and Other Intangible Assets, Net - Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) Cash_Generating_Units	Dec. 31, 2023 KRW (₩) Cash_Generating_Units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	20	21
Goodwill	₩ 357,851	₩ 403,172
Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	9	10
Infrastructure Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	5	5
Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	1	1
Logistics and others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2	2
Secondary Battery Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	3	3
POSCO VST Co., Ltd. [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO VST CO., LTD.
Goodwill	₩ 0	₩ 36,955
POSCO Center Beijing [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO Center Beijing
Goodwill	₩ 192	173
Others [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 13,748	13,806
Others [member] | Infrastructure Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 8,205	₩ 7,513
POSCO INTERNATIONAL Corporation—Global Business Division [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	7.37%	7.73%
Terminal growth rate	1.00%	1.00%
Discount rate increase	1.00%
Value in use decrease due to increase in terminal growth rate, amount	₩ 884,800
Value in use decrease due to increase in discount rate	10.88%
Terminal growth rate decrease	1.00%
Value in use decrease due to decrease in terminal growth rate	3.36%
Value in use decrease due to decrease in terminal growth rate, amount	₩ 273,800
POSCO INTERNATIONAL Corporation—Global Business Division [member] | Infrastructure Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO INTERNATIONAL Corporation — Global Business Division
Goodwill	₩ 240,092	₩ 240,092
POSCO INTERNATIONAL Corporation — Energy Division [member] | Infrastructure Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO INTERNATIONAL Corporation — Energy Division
Goodwill	₩ 26,471	26,471
POSCO WIDE Co., Ltd. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO WIDE Co., Ltd
Goodwill	₩ 32,585	32,585
Shinan Green Energy Co., Ltd. [Member] | Logistics and others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Shinan Green Energy Co., Ltd.
Goodwill	₩ 108	9,722
POSCO FUTURE M CO., LTD [member] | Secondary Battery Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO FUTURE M CO., LTD
Goodwill	₩ 8,800	8,800
Posco Silicon Solution Co., Ltd [Member] | Secondary Battery Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Posco Silicon Solution Co., Ltd
Goodwill	₩ 27,542	26,947
Zhangjiagang Pohang Refractions Co., Ltd. [Member] | Secondary Battery Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Zhangjiagang Pohang Refractions Co., Ltd.
Goodwill	₩ 108	₩ 108